Shareholders' Equity (Details) - Schedule of Weighted Average Exercise Prices Share Options - $ / shares		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Grants (in Shares)		9,000,000
Weighted average exercise price, Grants		$ 0
Weighted average remaining contractual terms, Grants		9 years 10 months 6 days
Aggregate intrinsic value , Grants
Number of options, Forfeited/expired (in Shares)		(5,412,500)
Weighted average exercise price, Forfeited/expired
Aggregate intrinsic value, Forfeited/expired
Number of options, Ending (in Shares)	82,477,000	86,064,500
Weighted average exercise price, Ending	$ 0.04	$ 0.04
Weighted average remaining contractual terms, Ending	8 years 4 months 24 days	5 years 7 months 6 days
Aggregate intrinsic value, Ending		$ 0.04
Number of options, Vested and expected to vest (in Shares)		86,064,500
Weighted average exercise price, Vested and expected to vest		$ 0.04
Weighted average remaining contractual terms, Vested and expected to vest		5 years 7 months 6 days
Aggregate intrinsic value, Vested and expected to vest		$ 0.04
Number of options, Exercisable (in Shares)		33,998,875
Weighted average exercise price, Exercisable		$ 0.08
Weighted average remaining contractual terms, Exercisable		5 years 4 months 24 days
Aggregate intrinsic value, Exercisable